IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2020
IMPAIRMENT
Schedule of property, plant and equipment impairment expense

($ thousands)	2020	2019	2018
Crude oil and natural gas properties:
Canada cost centre	$134,349	$—	$—
U.S. cost centre	860,427	—	—
Total impairment expense	$994,776	$—	$—

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

	WTI Crude Oil	Edm Light Crude	U.S. Henry Hub Gas	Exchange Rate
Period	US$/bbl	CDN$/bbl	US$/Mcf	US$/CDN
2020	$39.54	$45.56	$2.00	1.34
2019	55.85	66.73	2.58	1.33
2018	65.56	69.58	3.10	1.28